Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent Events

27 Subsequent Events

(a)Repayment of municipal loans and release of shareholders’ guarantees–As disclosed in note 19.1, subsequent to the year ended December 31, 2019, the Company has repaid the outstanding municipal loan in full of EUR 860k in February 2020.  In addition, a short-term deposit of EUR 500k was provided to another bank to secure the overdraft facility, of which EUR 476k (2018: EUR nil) was utilized as of December 31, 2019.

After the above transactions, all guarantees provided by certain shareholders in relation to the Group’s financial liabilities and facilities were released.

(b)Impact of COVID-19–The COVID-19 pandemic, which began in December 2019 in China and has spread worldwide, has caused many governments to implement measures to slow the spread of the outbreak through quarantines, travel restrictions, heightened border scrutiny and other measures. The Company has taken a series of actions aimed at safeguarding the Company’s employees and business associates, including implementing a work-from-home policy for employees except for those related to our laboratory operations. These disruptions could result in increased costs of execution of operational plans or may negatively impact our business due to its negative impact on the global economy.

As part of the Company’s initiative to help local, national and international authorities in their efforts to diagnose cases of COVID-19, the Company has commenced testing for COVID-19 in March 2020. In April 2020, in order to increase testing capacity, the Company acquired laboratory facilities and equipment for a total consideration of EUR 1,800 thousand and leased laboratory space in Hamburg, Germany. The lease is charged at a fixed rate and covers a fixed period of five years, with an option to extend. Such lease contract is accounted for under IFRS 16 and accordingly right-of-use assets and lease liabilities of approximately EUR 450 thousand will be recognized.

Although the provision of testing for the COVID-19 virus is anticipated to generate additional revenues to the Company, the impact of the pandemic to the global economy, international trade and business activities may also have a negative impact to its operating results, and therefore the Company is unable to provide a reasonable estimate of the related financial impact at this time.

These consolidated financial statements were approved by management on April 23, 2020.